Subsequent events (Details)											12 Months Ended
	Apr. 22, 2025	Apr. 04, 2025 MXN ($)	Feb. 13, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jan. 30, 2025 USD ($)	Oct. 30, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 26, 2024 USD ($)	Jan. 26, 2024 USD ($)	Aug. 22, 2023 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Mar. 07, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 27, 2024 USD ($)
Loans Transaction [Abstract]
Credit line																$ 18,149,309
Proceeds from borrowings											$ 8,964,217,491	$ 2,116,176,076	$ 2,237,181,037
Annual interest rate																15.00%
Loans											$ 11,174,200,426	$ 6,682,672,814
Sofoplus [Member]
Loans Transaction [Abstract]
Credit line															$ 15,000,000
Repayment of loans										$ 57,593,160
Santander [Member]
Loans Transaction [Abstract]
Credit line							$ 1,500,000										$ 2,000,000
Repayment of loans						$ 500,000
Exitus [Member]
Loans Transaction [Abstract]
Credit line															$ 2,500,000
Proceeds from borrowings							$ 311,000	$ 316,000	$ 70,000
Subsequent Events [Member] | Sofoplus [Member]
Loans Transaction [Abstract]
Credit line					$ 6,000,000
Proceeds from borrowings			$ 5,129,228	$ 870,772
Annual interest rate					16.00%
Maturity					February 1, 2028
Subsequent Events [Member] | Santander [Member]
Loans Transaction [Abstract]
Loans														$ 1,500,000
Subsequent Events [Member] | Exitus [Member]
Loans Transaction [Abstract]
Repayment of loans		$ 3,286,980
Subsequent Events [Member] | Operadora Hotelera GI, S. A. de C. V. [Member]
Loans Transaction [Abstract]
Debt service coverage ratio	1